Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
OTHER ASSETS

5. OTHER ASSETS

The principal components of the Company’s other assets are as follows:

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Loan issuance costs, net	$18,461	$8,819
Lease premiums	8,718	14,833
Other assets	4,847	4,369

Total other assets	$32,026	$28,021

For the years ended December 31, 2012, 2011 and 2010, the Company amortized $3.2 million, $6.5 million and $8.1 million, respectively, of loan issuance cost into interest expense.